Benefit Plans (Accumulated benefit obligation exceeding the fair value of plan assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2008
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation				$ 46,001
Other Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 112,203	$ 117,504	$ 119,441
Defined Benefit Plan, Accumulated Benefit Obligation	120,084	130,669
defined benefit plans, aggregate projected benefit obligation	$ 123,190	$ 132,672